As filed with the Securities and Exchange Commission on September 25, 2026

Securities Act File No. 333-298725

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-14

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933
Pre-Effective Amendment No. 1	☒
Post-Effective Amendment No.	☐

MSD INVESTMENT CORP.

(Exact name of registrant as specified in charter)

550 Madison Ave, 20th Floor

New York, New York 10022

(212) 303-4728

(Address and telephone number, including area code, of principal executive offices)

Saritha Reddy

Chief Compliance Officer

MSD Investment Corp.

550 Madison Ave, 20th Floor

New York, New York 10022

(Name and address of agent for service)

COPIES TO:

Monica J. Shilling, P.C. Van Whiting Kirkland & Ellis LLP 2049 Century Park East, 37th Floor Los Angeles, California 90067 (310) 552-4200	Nicole M. Runyan, P.C. Kirkland & Ellis LLP 601 Lexington Avenue New York, New York 10022 (212) 446-4800

Approximate Date of Proposed Public Offering: As soon as practicable after this registration statement becomes effective and upon completion of the transactions described in the enclosed document.

The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933, as amended, or until the Registration Statement shall become effective on such date as the Securities and Exchange Commission, acting pursuant to said Section 8(a), may determine.

EXPLANATORY NOTE

This Pre-Effective Amendment No. 1 to the Registration Statement on Form N-14 (File No. 333-298725) of MSD Investment Corp. (as amended, the “Registration Statement”) is being filed solely for the purpose of updating certain exhibits to the Registration Statement. Other than Item 16 of Part C of the Registration Statement, no changes have been made to the Registration Statement. Accordingly, this Pre-Effective Amendment No. 1 consists only of the facing page, this explanatory note and Part C of the Registration Statement. The other contents of the Registration Statement are hereby incorporated by reference.

PART C

Other Information

Item 15. Indemnification

Maryland law permits a Maryland corporation to include in its charter a provision limiting the liability of its directors and officers to the corporation and its shareholders for money damages except for liability resulting from (a) actual receipt of an improper benefit or profit in money, property or services or (b) active and deliberate dishonesty established by a final judgment as being material to the cause of action. Our Charter contains such a provision which eliminates directors’ and officers’ liability to the maximum extent permitted by Maryland law, subject to the requirements of the 1940 Act.

Our Charter authorizes us, to the maximum extent permitted by Maryland law and subject to the requirements of the 1940 Act, to indemnify any present or former director or officer or any individual who, while serving as our director or officer and at our request, serves or has served another corporation, real estate investment trust, limited liability company, partnership, joint venture, trust, employee benefit plan or other enterprise as a director, officer, partner, trustee, member or manager from and against any claim or liability to which that person may become subject or which that person may incur by reason of his or her service in any such capacity and to pay or reimburse their reasonable expenses in advance of final disposition of a proceeding. Our Charter obligates us, to the maximum extent permitted by Maryland law and subject to the requirements of the 1940 Act, to indemnify any present or former director or officer or any individual who, while serving as our director or officer and at our request, serves or has served another corporation, real estate investment trust, limited liability company, partnership, joint venture, trust, employee benefit plan or other enterprise as a director, officer, partner, trustee, member or manager and who is made, or threatened to be made, a party to the proceeding by reason of his or her service in that capacity from and against any claim or liability to which that person may become subject or which that person may incur by reason of his or her service in any such capacity and to pay or reimburse his or her reasonable expenses in advance of final disposition of a proceeding. Our Charter also permits us to indemnify and advance expenses to any person who served a predecessor of us in any of the capacities described above and any of our employees or agents or any employees or agents of our predecessor. In accordance with Section 17(h) of the 1940 Act, we will not indemnify or protect any director or officer of the Company against any liability to the Company or to its shareholders to which the director would otherwise be subject to by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

Maryland law requires a corporation (unless its charter provides otherwise, which our Charter does not) to indemnify a director or officer who has been successful in the defense of any proceeding to which he or she is made, or threatened to be made, a party by reason of his or her service in that capacity. Maryland law permits a corporation to indemnify its present and former directors and officers, among others, against judgments, penalties, fines, settlements and reasonable expenses actually incurred by them in connection with any proceeding to which they may be made, or threatened to be made, a party by reason of their service in those or other capacities unless it is established that (a) the act or omission of the director or officer was material to the matter giving rise to the proceeding and (1) was committed in bad faith or (2) was the result of active and deliberate dishonesty, (b) the director or officer actually received an improper personal benefit in money, property or services or (c) in the case of any criminal proceeding, the director or officer had reasonable cause to believe that the act or omission was unlawful. However, under Maryland law, a Maryland corporation may not indemnify for an adverse judgment in a suit by or in the right of the corporation or for a judgment of liability on the basis that a personal benefit was improperly received unless, in either case a court orders indemnification, and then only for expenses. In addition, Maryland law permits a corporation to advance reasonable expenses to a director or officer in advance of final disposition of a proceeding upon the corporation’s receipt of (a) a written affirmation by the director or officer of his or her good-faith belief that he or she has met the standard of conduct necessary for indemnification by the corporation and (b) a written undertaking by him or her or on his or her behalf to repay the amount paid or reimbursed by the corporation if it is ultimately determined that the standard of conduct was not met.

Part C-1

The Advisory Agreement provides that the Company will indemnify our Adviser and its affiliates (each, an “Indemnitee”) against any liabilities relating to the offering of its Shares or its business, operation, administration or termination, if the Indemnitee acted in good faith and in a manner it believed to be in, or not opposed to, the Company’s interest and except to the extent arising out of the Indemnitee’s willful malfeasance, bad faith, or gross negligence, in the performance their duties, or by reason of reckless disregard of their obligations and duties under the Advisory Agreement. The Company may pay the expenses incurred by the Indemnitee in defending an actual or threatened civil or criminal action in advance of the final disposition of such action, provided the Indemnitee agrees to repay those expenses if found by adjudication not to be entitled to indemnification. In accordance with Section 17(h) of the 1940 Act, the Company will not indemnify or protect any director or officer of the Company against any liability to the Company or to its shareholders to which the director would otherwise be subject to by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

Insofar as indemnification for liabilities arising under the Securities Act may be permitted to directors, officers and controlling persons of the Company pursuant to the provisions described above, or otherwise, the Company has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person in the successful defense of an action, suit or proceeding) is asserted by a director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

Part C-2

Item 16. Exhibits.

Exhibit Number	Description of Exhibits
(1)(a)	Articles of Incorporation effective as of January 1, 2022 (incorporated by reference to Exhibit 3.4 to the Company’s Registration Statement on Form 10 (File No. 000-56375) filed on February 8, 2022)

(1)(b)	Articles of Amendment, dated November 6, 2024 (incorporated by reference to Exhibit 3.1 to the Company’s Current Report on Form 8-K filed on November 6, 2024)

(1)(c)	Articles of Amendment of MSD Investment Corp. (incorporated by reference to Exhibit 3.1 to the Company’s Current Report on Form 8-K filed on December 16, 2025)

(2)	Amended and Restated By Laws (incorporated by reference to Exhibit 3.5 to the Company’s Registration Statement on Form 10 (File No. 000-56375) filed on March 8, 2022)

(5)(a)	Indenture, dated as of November 15, 2023, by and between MSD BDC CLO I, LLC and U.S. Bank Trust Company, National Association. (incorporated by reference to Exhibit 10.16 to the Company’s Annual Report on Form 10-K filed on March 25, 2024)

(5)(b)	Note Purchase Agreement, dated August 7, 2024, by and between MSD Investment Corp. and the purchasers party thereto (incorporated by reference to Exhibit 10.22 to the Company’s Quarterly Report on Form 10-Q filed on August 14, 2024)

(5)(c)	Note Purchase Agreement, dated November 20, 2024, by and between MSD Investment Corp. and the purchasers party thereto (incorporated by reference to Exhibit 10.1 to the Company’s Current Report on Form 8-K filed on November 22, 2024)

(5)(d)	Indenture, dated as of April 2, 2025, by and between MSD Investment Corp. and U.S. Bank Trust Company, National Association, as trustee (incorporated by reference to Exhibit 4.1 to the Company’s Current Report on Form 8-K filed on April 2, 2025)

(5)(e)	First Supplemental Indenture, dated as of April 2, 2025, relating to the 6.250% Notes due 2030, between MSD Investment Corp. and U.S. Bank Trust Company, National Association, as trustee (incorporated by reference to Exhibit 4.2 to the Company’s Current Report on Form 8-K filed on April 2, 2025)

(5)(f)	Form of 6.250% Notes due 2030 (incorporated by reference to Exhibit 4.3 to the Company’s Current Report on Form 8-K filed on April 2, 2025)

(5)(g)	Registration Rights Agreement, dated as of April 2, 2025, relating to the 6.250% Notes due 2030 by and among the Company and J.P. Morgan Securities LLC, Citizens JMP Securities, LLC, Goldman Sachs & Co. LLC, HSBC Securities (USA) Inc., SMBC Nikko Securities America, Inc. and TCBI Securities, Inc. doing business as Texas Capital Securities (incorporated by reference to Exhibit 4.4 to the Company’s Current Report on Form 8-K filed on April 2, 2025)

(5)(h)	Second Supplemental Indenture, dated as of December 5, 2025, relating to the 6.125% Notes due 2031, between MSD Investment Corp. and U.S. Bank Trust Company, National Association, as trustee (incorporated by reference to Exhibit 4.2 to the Company’s Current Report on Form 8-K filed on December 5, 2025)

(5)(i)	Form of 6.125% Notes due 2031 (incorporated by reference to Exhibit 4.3 to the Company’s Current Report on Form 8-K filed on December 5, 2025)

(5)(j)	Registration Rights Agreement, dated as of December 5, 2025, relating to the 6.125% Notes due 2031 by and among the Company and J.P. Morgan Securities LLC, Citizens JMP Securities, LLC, Goldman Sachs & Co. LLC, HSBC Securities (USA) Inc., RBC Capital Markets, LLC and SMBC Nikko Securities America, Inc. (incorporated by reference to Exhibit 4.4 to the Company’s Current Report on Form 8-K filed on December 5, 2025)

Part C-3

Exhibit Number	Description of Exhibits

(5)(k)	Third Supplemental Indenture, dated as of June 12, 2026, relating to the 6.375% Notes due 2029, between MSD Investment Corp. and U.S. Bank Trust Company, National Association, as trustee (incorporated by reference to Exhibit 4.2 to the Company’s Current Report on Form 8-K filed on June 12, 2026)

(5)(l)	Form of 6.375% Notes due 2029 (incorporated by reference to Exhibit 4.3 to the Company’s Current Report on Form 8-K filed on June 12, 2026)

(5)(m)	Registration Rights Agreement, dated as of June 12, 2026, relating to the 6.375% Notes due 2029 by and among MSD Investment Corp. and J.P. Morgan Securities LLC, BNP Paribas Securities Corp., Deutsche Bank Securities Inc., Goldman Sachs & Co. LLC, RBC Capital Markets, LLC, and SMBC Nikko Securities America, Inc. (incorporated by reference to Exhibit 4.4 to the Company’s Current Report on Form 8-K filed on June 12, 2026)

(6)(a)	Investment Advisory Agreement between the Company and the Prior Adviser effective January 1, 2023 (incorporated by reference to Exhibit 10.2 to the Company’s Annual Report on Form 10-K filed on March 23, 2023)

(6)(b)	Amendment No. 1 to Investment Advisory Agreement by and among the Company, the Prior Adviser and the Adviser, dated as of June 30, 2025 (previously filed as Exhibit (6)(b) to the Company’s Pre-Effective Registration Statement on Form N-14 (File No. 333-292307), filed on December 19, 2025)

(9)(a)	Custody Agreement between the Company and U.S. Bank National Association (incorporated by reference to Exhibit 10.3 to the Company’s Registration Statement on Form 10 (File No. 000-56375) filed on February 8, 2022)

(9)(b)	First Amendment to the Custody Agreement between the Company and U.S. Bank National Association (incorporated by reference to Exhibit 10.7 to the Company’s Annual Report on Form 10-K filed on March 23, 2023)

(11)(a)	Opinion of Miles & Stockbridge P.C.*

(11)(b)	Opinion of Kirkland & Ellis LLP*

(12)	Opinion and Consent of Kirkland & Ellis LLP supporting tax matters and consequences to Noteholders discussed in the prospectus*

(13)(a)	Administration Agreement between the Company and the Administrator effective January 1, 2023 (incorporated by reference to Exhibit 10.4 to the Company’s Annual Report on Form 10-K filed on March 23, 2023)

(13)(b)	Amendment No. 1 to the Administration Agreement by and among the Company, the Prior Administrator and the Administrator, dated as of August 11, 2025 (previously filed as Exhibit (13)(b) to the Company’s Pre-Effective Registration Statement on Form N-14 (File No. 333-292307), filed on December 19, 2025)

(13)(c)	Distribution Reinvestment Plan (incorporated by reference to Exhibit 10.4 to the Company’s Registration Statement on Form 10 (File No. 000-56375) filed on February 8, 2022)

(13)(d)	Transfer Agent Servicing Agreement between the Company and U.S. Bancorp Fund Services, LLC (incorporated by reference to Exhibit 10.5 to the Registration Statement on Form 10 (File No. 000-56375) filed on February 8, 2022)

(13)(e)	Loan Financing and Servicing Agreement by and among MSD BDC SPV I, LLC as borrower, the Company as equity-holder and servicer, each of the lenders from time to time party thereto, Deutsche Bank AG, New York Branch as facility agent and U.S. Bank National Association as collateral agent and collateral custodian. (incorporated by reference to Exhibit 10.6 to the Company’s Registration Statement on Form 10 (File No. 000-56375) filed on February 8, 2022)

Part C-4

Exhibit Number	Description of Exhibits

(13)(f)	Amendment No.1 to the Loan Financing and Servicing Agreement by and among MSD BDC SPV I, LLC as borrower, the Company as equity-holder and servicer, each of the lenders from time to time party thereto, Deutsche Bank AG, New York Branch as facility agent and U.S. Bank National Association as collateral agent and collateral custodian (incorporated by reference to Exhibit 10.10 to the Company’s Annual Report on Form 10-K filed on March 23, 2023)

(13)(g)	Amendment No. 2 to the Loan Financing and Servicing Agreement by and among MSD BDC SPV I, LLC as borrower, the Company as equity-holder and servicer, each of the lenders from time to time party thereto, Deutsche Bank AG, New York Branch as facility agent and U.S. Bank National Association as collateral agent and collateral custodian (incorporated by reference to Exhibit 10.11 to the Company’s Annual Report on Form 10-K filed on March 23, 2023)

(13)(h)	Amendment No. 4 to the Loan Financing and Servicing Agreement by and among MSD BDC SPV I, LLC, as borrower, the several banks and other financial institutions or entities that are party thereto from time to time, as lenders, Deutsche Bank AG, New York Branch as facility agent, U.S. Bank Trust Company National Association as collateral agent and U.S. Bank National Association as collateral custodian (incorporated by reference to Exhibit 10.20 to the Company’s Quarterly Report on Form 10-Q filed on May 10, 2024)

(13)(i)	Amendment No. 6 to the Loan Financing and Servicing Agreement by and among MSD BDC SPV I, LLC, as borrower, the several banks and other financial institutions or entities that are party thereto from time to time, as lenders, Deutsche Bank AG, New York Branch as facility agent, U.S. Bank Trust Company National Association as collateral agent and U.S. Bank National Association as collateral custodian (incorporated by reference to Exhibit 10.28 to the Company’s Quarterly Report on Form 10-Q filed on November 14, 2025)

(13)(j)	Revolving Credit Agreement by and among the Company as borrower, MSD Portfolio, L.P. —Investments as Guarantor and Bank of America, N.A. as the administrative agent, the sole lead arranger, the sole bookrunner, the structuring agent, the letter of credit issuer and a lender (incorporated by reference to Exhibit 10.7 to the Company’s Registration Statement on Form 10 (File No. 000-56375) filed on February 8, 2022)

(13)(k)	First Amendment to the Revolving Credit Agreement by and among the Company as borrower, MSD Portfolio, L.P.—Investments as Guarantor and Bank of America, N.A. as the administrative agent, the sole lead arranger, the sole bookrunner, the structuring agent, the letter of credit issuer and a lender (incorporated by reference to Exhibit 10.13 to the Company’s Annual Report on Form 10-K filed on March 25, 2024)

(13)(l)	Loan and Servicing Agreement by and among MSD BDC SPV II, LLC as borrower, Citizens Bank N.A as lender and administrative agent, MSD Investment Corp. as collateral manager, the other lenders party thereto, U.S. Bank Trust Company, National Association as collateral agent, and U.S. Bank National Association as account bank and collateral custodian. (incorporated by reference to Exhibit 10.1 to the Company’s Current Report on Form 8-K filed on August 21, 2023)

(13)(m)	Amendment No. 1 to Loan and Servicing Agreement by and among MSD BDC SPV II, LLC as borrower, Citizens Bank N.A as lender and administrative agent, MSD Investment Corp. as collateral manager, the other lenders party thereto, U.S. Bank Trust Company, National Association as collateral agent, and U.S. Bank National Association as account bank and collateral custodian (incorporated by reference to Exhibit 10.14 to the Company’s Quarterly Report on Form 10-Q filed on November 9, 2023)

(13)(n)	Amendment No. 2 to the Loan and Servicing Agreement by and among MSD BDC SPV II, LLC, as borrower, Citizens Bank, N.A. as a required lender, a lender, and administrative agent, MSD Investment Corp. as collateral manager, Everbank, N.A. as a lender, Texas Capital Bank as a lender, Western Alliance Bank as a lender, U.S. Bank Trust Company, National Association as collateral agent, and U.S. Bank National Association as account bank and collateral custodian (incorporated by reference to Exhibit 10.19 to the Company’s Quarterly Report on Form 10-Q filed on May 10, 2024)

Part C-5

Exhibit Number	Description of Exhibits

(13)(o)	Amendment No. 3 to the Loan and Servicing Agreement by and among MSD BDC SPV II, LLC, as borrower, Citizens Bank, N.A. as a required lender, a lender, and administrative agent, MSD Investment Corp. as collateral manager, Everbank, N.A. as a lender, Texas Capital Bank as a lender, Western Alliance Bank as a lender, U.S. Bank Trust Company, National Association as collateral agent, and U.S. Bank National Association as account bank and collateral custodian (incorporated by reference to Exhibit 10.21 to the Company’s Quarterly Report on Form 10-Q filed on May 10, 2024)

(13)(p)	Amendment No. 4 to the Loan and Servicing Agreement, dated September 18, 2025, by and among the Company, as collateral manager, MSD BDC SPV II, LLC, as borrower, Citizens Bank N.A as lender and administrative agent, the other lenders party thereto, U.S. Bank Trust Company, National Association as collateral agent, and U.S. Bank National Association as account bank and collateral custodian (incorporated by reference to Exhibit 10.26 to the Company’s Quarterly Report on Form 10-Q filed on November 14, 2025)

(13)(q)	Amendment No. 5 to the Loan and Security Agreement, dated as of November 26, 2025, by and among MSD BDC SPV II, LLC, as borrower, Citizens Bank, N.A. as a required lender, a lender, and administrative agent, MSD Investment Corp. as collateral manager, the other lenders party thereto, U.S. Bank Trust Company, National Association as collateral agent, and U.S. Bank National Association as account bank and collateral custodian (incorporated by reference to Exhibit 10.29 to the Company’s Annual Report on Form 10-K filed on March 25, 2026)

(13)(r)	Collateral Management Agreement, dated November 15, 2023, by and between MSD BDC CLO I, LLC and MSD Partners, L.P. (incorporated by reference to Exhibit 10.17 to the Company’s Annual Report on Form 10-K filed on March 25, 2024)

(13)(s)	Master Transfer Agreement, dated as of November 15, 2023, by and between MSD Investment Corp., as seller, and MSD BDC CLO I, LLC, as purchaser. (incorporated by reference to Exhibit 10.18 to the Company’s Annual Report on Form 10-K filed on March 25, 2024)

(13)(t)	Amended and Restated Senior Secured Credit Agreement, dated as of July 30, 2026, by and among MSD Investment Corp., as borrower, JPMorgan Chase Bank, N.A., as administrative agent, and the other lenders party thereto (incorporated by reference to Exhibit 10.1 to the Company’s Current Report on Form 8-K filed on July 30, 2026)

(13)(u)	Commitment Increase Agreement by and among MSD Investment Corp., as borrower, Royal Bank of Canada, Deutsche Bank AG, New York Branch, and U.S. Bank National Association, as the assuming lenders, JPMorgan Chase Bank, N.A., as administrative agent, and the other lenders party thereto (incorporated by reference to Exhibit 10.1 to the Company’s Current Report on Form 8-K filed on September 4, 2025)

(13)(v)	Commitment Increase Agreement by and among MSD Investment Corp., as borrower, BNP Paribas as the assuming lender, JPMorgan Chase Bank, N.A., as administrative agent, and the other lenders party thereto (incorporated by reference to Exhibit 10.1 to the Company’s Current Report on Form 8-K filed on October 1, 2025)

(14)(a)	Consent of Deloitte & Touche LLP*

(14)(b)	Report of Deloitte & Touche LLP regarding the senior securities table (previously filed as Exhibit (14)(b) to the Company’s Pre-Effective Registration Statement on Form N-14 (File No. 333-298725), filed as of August 27, 2026)

(16)	Power of Attorney (previously filed as Exhibit (16) to the Company’s Pre-Effective Registration Statement on Form N-14 (File No. 333-298725), filed as of August 27, 2026)

(17)(a)	Statement of Eligibility on Form T-1 of U.S. Bank Trust Company, National Association (previously filed as Exhibit (17)(a) to the Company’s Pre-Effective Registration Statement on Form N-14 (File No. 333-298725), filed as of August 27, 2026)

Part C-6

Exhibit Number	Description of Exhibits

(17)(b)	Form of Letter of Transmittal (previously filed as Exhibit (17)(b) to the Company’s Pre-Effective Registration Statement on Form N-14 (File No. 333-298725), filed as of August 27, 2026)

(18)	Filing Fees Table (previously filed as Exhibit (18) to the Company’s Pre-Effective Registration Statement on Form N-14 (File No. 333-298725), filed as of August 27, 2026)

*	Filed herewith

Item 17. Undertakings.

(1)

The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)

The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act, each post-effective amendment will be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time will be deemed to be the initial bona fide offering of them.

Part C-7

SIGNATURES

Pursuant to the requirements of the Securities Act, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York, on the 25th day of September 2026.

MSD INVESTMENT CORP.

By:	/s/ Robert Platek
Name: Robert Platek
Title: Chief Executive Officer

By:	/s/ Brian S. Williams
Name: Brian S. Williams
Title: Chief Financial Officer (Principal Accounting Officer) & Treasurer

Pursuant to the requirements of the Securities Act, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Robert Platek Robert Platek	Chief Executive Officer, President, Director and Chairman	September 25, 2026

/s/ Brian S. Williams Brian S. Williams	Chief Financial Officer (Principal Accounting Officer) & Treasurer	September 25, 2026

* Louisa Rodriguez	Director	September 25, 2026

* James Chapman	Director	September 25, 2026

* Jessica Whitt	Director	September 25, 2026

*By:	/s/ Brian S. Williams
Brian S. Williams
As Agent or Attorney-in-Fact

September 25, 2026

The original powers of attorney authorizing Brian Williams and Saritha Reddy to execute the Registration Statement, and any amendments thereto, for each person who is a signatory thereto on whose behalf this Amendment is filed have been executed and filed as an Exhibit hereto.